Income Tax / Deferred Tax - Deferred Income Tax Liabilities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	$ 3,117
Balance, period start	4,117
Balance, period start	(9,962)	$ (10,495)	$ (8,583)
Depreciations and Amortizations	761	761	570
Changes in income tax rate			(2,112)
Tax inflation adjustment in Argentina		834	477
Other	921	(1,062)	(847)
Impact of CPI adjusted Fixed Assets tax depreciations	(6,435)
Reclassification from Deferred Tax Assets	1,057
Balance, period end	2,493	3,117
Balance, period end	10,349	4,117
Balance, period end	(13,658)
Other deferred tax liabilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(2,728)	(2,500)	(2,130)
Depreciations and Amortizations	0	0	0
Changes in income tax rate			0
Tax inflation adjustment in Argentina		834	477
Other	921	(1,062)	(847)
Impact of CPI adjusted Fixed Assets tax depreciations	0
Reclassification from Deferred Tax Assets	1,057
Balance, period end	(750)	(2,728)	(2,500)
Property, Plant And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of CPI adjusted Fixed Assets tax depreciations	(6,435)
Property, Plant And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(4,117)	(4,255)	(3,154)
Depreciations and Amortizations	137	138	82
Changes in income tax rate			(1,183)
Tax inflation adjustment in Argentina		0	0
Other	0	0	0
Balance, period end	(10,415)	(4,117)	(4,255)
Intangible Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(3,117)	(3,740)	(3,299)
Depreciations and Amortizations	624	623	488
Changes in income tax rate			(929)
Tax inflation adjustment in Argentina		0	0
Other	0	0	0
Balance, period end	$ (2,493)	$ (3,117)	$ (3,740)